Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income [abstract]
Net income for the year	$ 21,553	$ 23,796
Items that will remain permanently in other comprehensive income:
Changes in fair value of investments in equity securities, net of $nil tax	(382)
Items that may in the future be reclassified to profit or loss:
Change in fair value of hedging instruments, net of $nil tax	(204)	(665)
Total other comprehensive (loss) for the year	(586)	(665)
Comprehensive income for the year	$ 20,967	$ 23,131